SUBORDINATED DEBENTURES - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jul. 11, 2012
Debt Instrument [Line Items]
Trust preferred securities	$ 25,000,000
Debentures are callable, in whole or in part	After five years of the issuance date
Deferment period of trust preferred securities	5 years
Deferral of Interest Payment Notification			5 years
Unpaid accrued interest	$ 729,000	$ 225,000
Subordinated Debentures Subject to Mandatory Redemption [Member]
Debt Instrument [Line Items]
Interest rate on trust preferred securities over 3 month LIBOR	1.65%
Reference rate description	30 years
Reference rate description	3-month LIBOR
Trust preferred securities [Member]
Debt Instrument [Line Items]
Interest rate on trust preferred securities over 3 month LIBOR	1.65%
Reference rate description	3-month LIBOR
Term of trust preferred securities	30 years